Quarterly Information (unaudited) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings [Abstract]
Revenues	$ 10,535	$ 9,754	$ 9,582	$ 9,885	$ 10,380	$ 9,918	$ 10,042	$ 9,812	$ 39,756	$ 40,152	$ 41,710
Earnings (loss) from continuing operations before income taxes	1,919	1,474	1,464	2,005	1,345	1,747	1,749	1,224	6,862	6,065	7,683
Benefit (provision) for income taxes (Note 10)	(81)	(103)	123	(301)	1,035	(297)	(243)	26	(362)	521	(1,083)
Earnings from continuing operations	1,838	1,371	1,587	1,704	2,380	1,450	1,506	1,250	6,500	6,586	6,600
Earnings (loss) from discontinued operations, net of taxes (Note 2)	160	233	251	252	(1,592)	372	312	579	896	(329)	(322)
Net earnings (loss)	1,998	1,604	1,838	1,956	788	1,822	1,818	1,829	7,396	6,257	6,278
Less net earnings (loss) attributable to noncontrolling interests	86	55	10	11	15	10	17	11	162	53	63
Net earnings (loss) attributable to GECC	$ 1,912	$ 1,549	$ 1,828	$ 1,945	$ 773	$ 1,812	$ 1,801	$ 1,818	$ 6,912	$ 5,906	$ 6,092